Stock Based Compensation: - Summary of the Company's restricted stock activity (Details) - Hman Group holdings Inc and subsidiaries - Restricted stock	12 Months Ended
Dec. 26, 2020 $ / shares shares
Number of Shares
Unvested, Beginning balance | shares	2,143
Vested | shares	(1,072)
Unvested, Ending balance | shares	1,071
Weighted-Average Grant Date Fair Value
Unvested, Beginning balance | $ / shares	$ 1,168
Vested | $ / shares	1,168
Unvested, Ending balance | $ / shares	$ 1,168